SUBSEQUENT EVENTS (Details Textual) - USD ($)				1 Months Ended			6 Months Ended	12 Months Ended
	Aug. 03, 2016	Jul. 07, 2016	Jan. 13, 2016	Jul. 25, 2016	Mar. 18, 2016	May 27, 2015	Jun. 30, 2016	Dec. 31, 2015	May 04, 2016	Jan. 05, 2016	Sep. 02, 2014	Jan. 31, 2014
Subsequent Event [Line Items]
Debt Instrument, Maturity Date					Apr. 01, 2017
Debt Instrument, Face Amount									$ 87,000		$ 15,060,000
Class of Warrant or Right, Exercise Price of Warrants or Rights												$ 25.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross								200,000
Stock Issued During Period, Shares, New Issues						7,500
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights							the Company granted options to purchase a total of 3,000,000 shares of Common Stock to management and employees under the 2016 Plan.
Stock Issued During Period, Shares, Restricted Stock Award, Gross								130,834
Subsequent Event [Member]
Subsequent Event [Line Items]
Debt Instrument, Maturity Date					Apr. 01, 2017
Debt Instrument, Face Amount					$ 500,000					$ 3,750,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 2.50
Warrant Expiration Period	3 years
Additional Convertible Notes			$ 800,000
Subsequent Event [Member] | Convertible Note [Member]
Subsequent Event [Line Items]
Debt Instrument, Maturity Date	Jan. 02, 2017
Convertible Debt	$ 1,800,000
Debt Instrument, Convertible, Terms of Conversion Feature	Pursuant to the first amendment: (i) the maturity date was changed to January 2, 2017, (ii) the conversion price was adjusted to $1.10 and (iii) the coupon was increased to 15% per annum.
Subsequent Event [Member] | Warrant Holders [Member]
Subsequent Event [Line Items]
Description Of Warrant	Additionally, if the aggregate principal amount outstanding on the Convertible Notes is not either converted by the holder or repaid in full on or before the maturity date, the Company will pay a 25% premium on the maturity date.
Stock Issued During Period, Shares, New Issues	1,700,000
Subsequent Event [Member] | 2016 Omnibus Incentive Plan [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				45,000
Subsequent Event [Member] | 2016 Omnibus Incentive Plan [Member] | Restricted Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Acquisitions		1,570,500
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period				10,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights		On July 7, 2016, in connection with the closing of the Merger, director, with the exception of Mr. Mirman, received a restricted stock grant pursuant to our 2016 Omnibus Incentive Plan, resulting in the issuance of 1,570,500 shares, which vest in equal installments with one-third vesting immediately and two-thirds on each anniversary of the grant.